UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5565

                           Scudder Mutual Funds, Inc.
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Gold and Precious Metals Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                                     Shares                  Value ($)
                                                                              ----------------------------------------


Common Stocks and Warrants 97.2%
Australia 9.4%
Adamus Resources Ltd.*                                                            2,600,000                 1,561,726
Aquarius Platinum Ltd. (e)                                                          885,392                 3,913,722
Central Asia Gold Ltd.* (a)                                                       4,750,000                 3,092,354
Crescent Gold Ltd.*                                                                 925,000                    89,727
Giants Reef Mining Ltd.* (a)                                                     47,000,000                 2,804,652
Highlands Pacific Ltd.*                                                           3,300,000                 1,202,663
Newcrest Mining Ltd.                                                              1,900,000                25,113,977
Red 5 Ltd.* (a)                                                                  11,500,000                 1,249,052
Sino Gold Ltd.* (e)                                                               3,040,000                 4,551,941
Tanami Gold NL*                                                                     748,964                    87,051
                                                                                                         ------------
(Cost $32,234,130)                                                                                         43,666,865

Canada 69.9%
Aber Diamond Corp.*                                                                 660,000                21,653,466
African Minerals Co. (Warrants) 144A* (f)                                         1,000,000                 9,600,000
African Minerals Co. (Warrants) "SP" 144A* (f)                                      750,000                 6,000,000
Anatolia Minerals Development Ltd. (Warrants)*                                      700,000                   837,981
Anooraq Resources Corp.*                                                          2,000,000                 2,207,630
Anooraq Resources Corp. (Warrants) 144A* (f)                                        500,000                     1,370
Apollo Gold Corp. (Warrants) 144A* (f)                                              375,000                     2,236
Barrick Gold Corp.* (e)                                                           1,270,000                27,762,200
Bema Gold Corp.* (e)                                                              7,300,000                20,585,747
Bolivar Gold Corp.* (e)                                                           1,300,000                 2,105,306
Bolivar Gold Corp. (Warrants)*                                                    1,066,667                 1,031,302
Bolivar Gold Corp. (Warrants)*                                                    1,650,000                 1,223,059
Brazilian Diamonds Ltd.*                                                          1,800,000                   838,866
Cambior, Inc.*                                                                    7,300,000                18,350,723
Cambior, Inc. (Warrants)*                                                           922,500                   672,652
Cardero Resources Corp.* (a)                                                      1,479,500                 3,981,412
Centerra Gold, Inc.*                                                                270,000                 4,470,451
Crystallex International Corp.* (a)                                               7,125,000                22,158,750
Crystallex International Corp. (Warrants)* (a)                                      450,000                   353,430
Desert Sun Mining Corp.* (a)                                                      4,620,000                 8,003,062
Desert Sun Mining Corp. (Warrants)* (a)                                             600,000                   401,241
Eldorado Gold Corp.*                                                              2,400,000                 6,458,526
FNX Mining Co., Inc.*                                                             1,000,000                 3,786,811
Fronteer Development Group, Inc.*                                                 1,400,000                 1,996,535
Gammon Lakes Resources, Inc.*                                                     1,450,000                 7,313,379
Gateway Gold Corp.* (a)                                                           1,700,000                 2,191,516
Gateway Gold Corp. (Warrants) 144A* (a) (f)                                         300,000                         0
Glamis Gold Ltd.* (e)                                                               640,000                10,055,191
Golden Star Resources Ltd.*                                                       1,850,000                 6,722,395
Great Basin Gold Ltd.*                                                            4,000,000                 4,737,542
Guinor Gold Corp.* (a)                                                           12,000,000                 9,668,453
IAMGOLD Corp.                                                                     1,000,000                 6,606,776
Kinross Gold Corp.*                                                               2,290,000                15,184,869
Kirkland Lake Gold, Inc. * (a)                                                    1,379,400                 5,445,804
Meridian Gold, Inc.*                                                                675,000                12,399,790
Mexgold Resources, Inc.* (e)                                                        600,000                 1,015,187
Mexgold Resources, Inc. (Warrants) 144A*                                            300,000                    61,105
Northern Lion Gold Corp.* (a)                                                     1,350,000                   924,546
Northern Orion Resources, Inc.* (e)                                               1,413,700                 4,282,731
Orezone Resources, Inc. (Warrants) 144A* (f)                                        262,500                    49,892
Peru Copper, Inc.*                                                                1,040,000                 1,131,209
Peru Copper, Inc. (Warrants) *                                                      395,000                    66,833
Placer Dome, Inc.                                                                    95,000                 1,619,750
Placer Dome, Inc.*                                                                2,250,000                38,250,816
Radius Gold, Inc.*                                                                1,877,778                 2,208,883
Radius Explorations Ltd. (Warrants) 144A* (f)                                       400,000                    37,288
Shore Gold, Inc.*                                                                 1,364,750                 3,540,664
Stornoway Diamond Corp.*                                                          1,050,000                 1,412,803
Strongbow Resources, Inc.* (f)                                                      700,000                   208,677
Sunridge Gold Corp. (Warrants) *                                                    100,000                       661
Wheaton River Minerals Ltd.* (e)                                                  5,900,000                19,157,233
Wolfden Resources, Inc.*                                                          1,837,500                 5,033,638
                                                                                                         ------------
(Cost $301,434,165)                                                                                       323,810,387

Ireland 2.5%
Celtic Resources Holdings PLC 144A* (f)                                           1,500,000                11,385,725
(Cost $4,951,107)                                                                                        ------------

New Zealand 0.0%
Olympus Pacific Minerals, Inc.* (e)                                                 833,333                   221,569
(Cost $290,712)                                                                                          ------------

Papua New Guinea 2.1%
Lihir Gold Ltd.*                                                                 12,000,000                 9,743,795
(Cost $9,317,766)                                                                                        ------------

Peru 3.7%
Compania de Minas Buenaventura SA (ADR)                                             810,000                17,228,700
(Cost $20,264,274)                                                                                       ------------

South Africa 4.5%
AngloGold Ashanti Ltd. (ADR) (e)                                                    290,000                 9,503,300
Harmony Gold Mining Co., Ltd. (ADR)* (e)                                          1,380,000                11,219,400
                                                                                                         ------------
(Cost $32,673,546)                                                                                         20,722,700

United Kingdom 0.9%
Kalahari Diamonds Ltd.*                                                             322,580                   485,999
Randgold Resources Ltd. (ADR)*                                                      300,000                 3,483,000
                                                                                                         ------------
(Cost $3,166,913)                                                                                           3,968,999

United States 4.2%
International Alliance Pacific Resources, Inc. (Warrants)*                          500,000                   500,000
Newmont Mining Corp.                                                                455,000                18,923,450
                                                                                                         ------------
(Cost $20,032,745)                                                                                         19,423,450


Total Common Stocks and Warrants (Cost $424,365,358)                                                      450,172,190
                                                                                                         ------------

Securities Lending Collateral 13.3%
Daily Assets Fund Institutional 2.35% (c) (d)
(Cost $61,619,189)                                                               61,619,189                61,619,189
                                                                                                         ------------
Cash Equivalents 3.1%
United States 3.1%
Scudder Cash Management QP Trust 2.30% (b)
(Cost $14,060,554)                                                               14,060,554                14,060,554
                                                                                                         ------------

                                                                                       % of
                                                                                 Net Assets               Value ($)
                                                                                 ----------               ---------

Total Investment Portfolio  (Cost $500,045,101)                                       113.6               525,851,933
Other Assets and Liabilities, Net                                                     -13.6               -62,831,624
                                                                                                         ------------
Net Assets                                                                            100.0               463,020,309
                                                                                                         ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Affiliated issuers. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the three months ended January 31, 2005, with companies which are or were affiliates is as follows:

                                                                                           Dividend
                                   Shares/                                     Realized    Interest
                                  Principal      Purchases          Sales     Gain/(Loss)   Income
Affiliate                        Amount ($)      Cost ($)          Cost ($)        ($)        ($)    Value ($)
-----------------------------------------------------------------------------------------------------------------
Cardero
Resources
Corp.                             1,479,500         -                  -            -          -       3,981,412
-----------------------------------------------------------------------------------------------------------------

Central Asia
Gold Ltd.                         4,750,000            313,423         -            -          -       3,092,354
-----------------------------------------------------------------------------------------------------------------

Crystallex
International
Corp.                             7,125,000          3,974,905      1,887,837     1,757,617    -      22,158,750
-----------------------------------------------------------------------------------------------------------------

Crystallex
International
Corp.
(Warrants)                          450,000         -                  -            -          -         353,430
-----------------------------------------------------------------------------------------------------------------

Desert Sun
Mining Corp.                      4,620,000            282,173        275,687       194,537    -       8,003,062
-----------------------------------------------------------------------------------------------------------------

Desert Sun
Mining Corp.
(Warrants)                          600,000         -                  -            -          -         401,241
-----------------------------------------------------------------------------------------------------------------

Gateway
Gold Corp.                        1,700,000         -                  -            -          -       2,191,516
-----------------------------------------------------------------------------------------------------------------

Gateway
Gold Corp.
(Warrants)                          300,000         -                  -            -          -               0
-----------------------------------------------------------------------------------------------------------------

Giants Reef
Mining Ltd.                      47,000,000         -                 157,406       337,580    -       2,804,652
-----------------------------------------------------------------------------------------------------------------

Guinor
Gold Corp.                       12,000,000         -                 171,757       243,374    -       9,668,453
-----------------------------------------------------------------------------------------------------------------

Kirkland
Lake Gold,
Inc.                              1,379,400         -                  44,923        64,088    -       5,445,804
-----------------------------------------------------------------------------------------------------------------

Odyssey
Resources Ltd.                    -                 -                 611,782      (436,922)   -         -*
-----------------------------------------------------------------------------------------------------------------

Odyssey
Resources Ltd.
(Warrants)                        -                 -                     679          (679)   -         -*
-----------------------------------------------------------------------------------------------------------------

Northern
Lion Gold
Corp.                             1,350,000         -                  -            -          -         924,546
-----------------------------------------------------------------------------------------------------------------

Red 5 Ltd.                       11,500,000         -                  -            -          -       1,249,052
-----------------------------------------------------------------------------------------------------------------

Total                                                                             2,159,595           60,274,272
-----------------------------------------------------------------------------------------------------------------

* No longer an affiliate at January 31, 2005.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)     Represents collateral held in connection with securities lending.

(e) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $57,990,013 which is 12.5% of total net assets.

(f) The Fund may purchase securities that are subject to legal or contractual restriction on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

Schedule of Restricted       Acquisition       Acquisition                       Value as %
Securities                       Date            Cost ($)          Value ($)   of Net Assets
--------------------------------------------------------------------------------------------
African Minerals Co.         September 2003          6,000,000      9,600,000          2.07
--------------------------------------------------------------------------------------------
African Minerals Co.          November 2003          6,000,000      6,000,000          1.30
--------------------------------------------------------------------------------------------
Anooraq Resources Corp.       December 2003            124,871          1,370          0.00
--------------------------------------------------------------------------------------------
Apollo Gold Corp.             December 2002            251,171          2,236          0.00
--------------------------------------------------------------------------------------------
Celtic Resources Holdings PLCSeptember 2002          4,951,108     11,385,725          2.46
--------------------------------------------------------------------------------------------
Gateway Gold Corp.            February 2004             17,335              0          0.00
--------------------------------------------------------------------------------------------
Orezone Resources, Inc.        October 2003             38,071         49,892          0.01
--------------------------------------------------------------------------------------------
Radius Explorations Ltd.       October 2003             45,435         37,288          0.01
--------------------------------------------------------------------------------------------
Strongbow Resources             August 2003             38,183        208,677          0.05
--------------------------------------------------------------------------------------------
                                                                   27,285,188          5.90
--------------------------------------------------------------------------------------------


144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

ADR:  American Depositary Receipts.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Gold and Precious Metals Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Gold and Precious Metals Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005